Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents.
Summary of cash and cash equivalents

	Gross amounts	Gross amounts
	2022	2021
	£m	£m
Cash at bank and in hand	1,713	554
Money market funds	236	52
Short-term bank deposits	221	62
Cash and cash equivalents in the Consolidated Balance Sheet	2,170	668
Bank overdraft	(1,291)	(426)
Cash and cash equivalents in the Consolidated Cash Flow Statement	879	242